UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        February 9, 2012


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $2,143,373 (K)

List of Other Included Managers:           None

NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
ABBOTT LABS			COMMON		002824100   51372   913600 SH		SOLE			0   890700   22900
AUTOMATIC DATA PROCESSIN	COMMON		053015103  179558  3324533 SH		SOLE			0  3245933   78600
BERKSHIRE HATHAWAY INC DELCL B	COMMON		084670702   59944   785634 SH		SOLE			0   767084   18550
COCA COLA CO			COMMON		191216100  122709  1753733 SH		SOLE			0  1712133   41600
CONOCOPHILLIPS			COMMON		20825C104   54084   742200 SH		SOLE			0   725200   17000
DISNEY WALT CO			COM DISNEY	254687106  140425  3744676 SH		SOLE			0  3653440   91236
GENERAL ELEC CO			COMMON		369604103   40148  2241653 SH		SOLE			0  2189353   52300
GOLDMAN SACHS GROUP INC		COMMON		38141G104   50085   553850 SH		SOLE			0   540700   13150
INTERNATIONAL BUSINESS M	COMMON		459200101  203013  1104049 SH		SOLE			0  1077699   26350
JOHNSON & JOHNSON		COMMON		478160104  142302  2169900 SH		SOLE			0  2118800   51100
LOWES COS INC			COMMON		548661107  145850  5746633 SH		SOLE			0  5608733  137900
MICROSOFT CORP			COMMON		594918104  108375  4174700 SH		SOLE			0  4074900   99800
PEPSICO INC			COMMON		713448108  118821  1790817 SH		SOLE			0  1748367   42450
PROCTER & GAMBLE CO		COMMON		742718109  173526  2601200 SH		SOLE			0  2539100   62100
SCHLUMBERGER LTD		COMMON		806857108  125059  1830750 SH		SOLE			0  1787200   43550
STRYKER CORP			COMMON		863667101   47478   955100 SH		SOLE			0   933800   21300
3M CO				COMMON		88579Y101  143597  1756967 SH		SOLE			0  1715067   41900
WAL MART STORES INC		COMMON		931142103  111865  1871900 SH		SOLE			0  1827200   44700
WELLS FARGO & CO NEW		COMMON		949746101  125165  4541533 SH		SOLE			0  4431133  110400

